BUSINESS DESCRIPTION	6 Months Ended
Dec. 31, 2025
Organization, Consolidation and Presentation of Financial Statements [Abstract]
BUSINESS DESCRIPTION

NOTE 1 –BUSINESS DESCRIPTION

Li Bang International Corporation Inc. (“Li Bang International”) was incorporated in the Cayman Islands on July 8, 2021. Li Bang International and its subsidiaries (collectively, the Company”) is in the business of designing, developing, producing and selling stainless steel commercial kitchen equipment to its customers in China under its “Li Bang” brand. Additionally, the Company provides its customers with comprehensive services, from commercial kitchen design in the early stage to equipment installation and after-sales maintenance.

Initial Public Offering (the IPO”)

On October 23, 2024, Li Bang International completed its IPO and was listed on the Nasdaq Capital Market. It issued 1,520,000 (15,200 shares post share consolidation) Ordinary Shares with a par value of $0.0001 ($0.01 post share consolidation) per share and at $4.00 (US$400 post share consolidation) per share, with gross proceeds of $6.1 million. On November 14, 2024, Li Bang International issued 228,000 (2,280 shares post share consolidation) additional shares for the over-allotment, with par value of $0.0001 ($0.01 post share consolidation) per share and at $4.00 ($400 post share consolidation) per share, with gross proceeds of $0.9 million. After deducting the underwriting discounts, the Company received total net proceeds of approximately $5.4 million.

The Company’s corporate structure as of December 31, 2025 is as follows:

Below is an overview of the Company’s principal subsidiaries as of December 31, 2025:

Legal Entity	Place of Incorporation	Date of Incorporation	Percentage of beneficial ownership	Principal activities
Li Bang International Hong Kong Holdings Limited (“Li Bang HK”)	Hong Kong, China	July 26, 2021	100%	Holding company
Jiangsu Li Bang Intelligent Technology Co., Limited (“Li Bang Intelligent Technology” or “WFOE”)	Jiangsu, China	August 18, 2021	100%	No business operations
Suzhou Deji Kitchen Engineering Co., Limited (“Suzhou Deji”)	Jiangsu, China	April 8, 2010	100%	Sell stainless steel commercial kitchen equipment, as well as offer comprehensive services such as equipment installation and after-sales maintenance.
Wuxi Li Bang Kitchen Appliance Co., Limited (“Wuxi Li Bang”)	Jiangsu, China	May 18, 2007	100%	Design, develop, manufacture, and sell stainless steel commercial kitchen equipment, as well as offer comprehensive services from early-stage kitchen design to equipment installation and after-sales maintenance.
Li Bang Kitchen Appliance Co., Limited (“Li Bang Kitchen Appliance”)	Jiangsu, China	March 22, 2019	100%	Sell stainless steel commercial kitchen equipment, as well as offer comprehensive services such as equipment installation and after-sales maintenance.
Yangzhou Bangshijie Kitchen Appliance Co., Ltd. (“Yangzhou Bangshijie”)	Jiangsu, China	December 2, 2019	90%	Sell stainless steel commercial kitchen equipment, as well as offer comprehensive services such as equipment installation and after-sales maintenance.
Nanjing Bangshijie Kitchen Appliance Co., Ltd. (“Nanjing Bangshijie”)	Jiangsu, China	November 25, 2015	95%	Sell stainless steel commercial kitchen equipment, as well as offer comprehensive services such as equipment installation and after-sales maintenance.

Adoption of Dual-Class Share Structure

On June 27, 2025, the Company’s shareholders approved an amendment to the memorandum and articles of association to adopt a dual-class share structure. All of the then issued and outstanding ordinary shares of par value $0.0001 ($0.01 post share consolidation) each were re-designated into Class A ordinary shares of par value $0.0001 ($0.01 post share consolidation) each; 50,000,000 (500,000 shares post share consolidation) of the then authorized but unissued ordinary shares were re-designated into Class B ordinary shares of par value $0.0001 ($0.01 post share consolidation) each; and all of the remaining authorized but unissued ordinary shares were re-designated into Class A ordinary shares of par value $0.0001 ($0.01 post share consolidation) each. Under the new structure, the Company’s share capital consists of Class A Ordinary Shares and Class B Ordinary Shares. Each Class A Ordinary Share carries one (1) vote per share, and each Class B Ordinary Share carries fifteen (15) votes per share on all matters submitted to shareholders for approval.

Concurrent with the adoption of the dual-class structure, the Company redeemed an aggregate of 15,436,000 (154,360 shares post share consolidation) ordinary shares held by Maple Huang Holdings Limited and Funa Lee Holdings Limited and issued an equal number of new Class B Ordinary Shares to such shareholders in consideration therefor. Mr. Huang Feng (“Mr. Huang”), Chief Executive Officer and Chairman of the Board of Directors, has the voting and dispositive power of all the shares held by Maple Huang Holdings Limited. Ms. Funa Li (“Ms. Li”), director and the spouse of Mr. Huang, has the voting and dispositive power of all the shares held by Funa Lee Holdings Limited. As of the date of this report, Mr. Huang and Ms. Li beneficially own all the Company’s outstanding Class B shares and control a vast majority of our total voting power.

Effective November 21, 2025, the new Class A ordinary shares began trading on the Nasdaq Capital Market, replacing the previously listed ordinary shares. The Class B ordinary shares are not listed on any exchange. As of the date of this report, the authorized share capital of the Company is $50,000 divided into 450,000,000 (4,500,000 shares post share consolidation) Class A Ordinary Shares of par value of $0.0001 ($0.01 post share consolidation) each and 50,000,000 (500,000 shares post share consolidation) Class B Ordinary Shares of par value of $0.0001 ($0.01 post share consolidation) each.